Other Income (Expenses) From Investments - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Other Income Expenses From Investments [line items]
Other income (expenses) from investments	€ 11	€ (18)	€ 7
Dividends approved	281	230	204
Dividends received	11	1	7
TIERRA ARGENTEA S.A. [member]
Disclosure Of Other Income Expenses From Investments [line items]
Other income (expenses) from investments		€ (18)
Emittenti Titoli S.p.A. [Member]
Disclosure Of Other Income Expenses From Investments [line items]
Dividends approved	€ 11
Dividends received			€ 7